Geographic Information	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Geographic Information

NOTE 13 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
United States	$154.7	$152.6	$311.9	$303.7
Mexico	12.3	9.5	25.1	20.8
Canada	10.9	11.0	20.7	20.7
France	4.3	3.7	7.8	7.5
Germany	3.8	3.8	6.9	7.1
China	3.7	3.0	5.8	5.4
Spain	1.2	2.1	3.1	3.7
United Kingdom	1.2	2.8	2.3	6.2
Other	9.4	11.8	19.2	23.5

	$201.5	$200.3	$402.8	$398.6

Net long-lived assets by country, excluding long-lived assets of discontinued operations, were as follows (in millions):

	June 30,	December 31,
	2015	2014
United States	$531.9	$551.3
China	50.2	50.5
Spain	15.5	17.2
Mexico	3.6	4.3
Other	0.9	0.9

	$602.1	$624.2